Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2.            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. The Company uses estimates and assumptions in accounting for the following significant matters, among others: revenue recognition; realizability of accounts receivable; determination of the primary beneficiary of a variable interest entity; the assumptions used in the impairment analysis of long-lived assets and goodwill; valuation of deferred tax assets, deferred power purchase contract revenue, stock-based compensation and warrants, asset retirement obligations, derivative instruments, assumptions used in the computation of contingent liability, and other contingencies. It is at least reasonably possible that these estimates will change in the future. Actual amounts may differ from these estimates, and such differences may be material to the consolidated financial statements. The Company periodically reviews estimates and assumptions, and the effects of any such revisions are reflected in the period in which the revision is made.

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles, or GAAP, and reflect the accounts and operations of the Company and those of its subsidiaries in which the Company has a controlling financial interest. In accordance with the provisions of Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, 810, Consolidation, the Company consolidates any variable interest entity, or VIE, of which it is the primary beneficiary. The typical condition for a controlling financial interest ownership is holding a majority of the voting interests of an entity; however, a controlling financial interest may also exist in entities, such as VIEs, through arrangements that do not involve controlling voting interests. ASC 810 requires a variable interest holder to consolidate a VIE if that party has the power to direct the activities of the VIE that most significantly impacts the VIE’s economic performance, and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company does not consolidate a VIE in which it has a majority ownership interest when the Company is not considered the primary beneficiary. The Company has determined that it is the primary beneficiary of a VIE—refer to Note 20, Variable Interest Entities. The Company evaluates its relationships with the VIE on an ongoing basis to ensure that it continues to be the primary beneficiary. All intercompany transactions and balances have been eliminated in consolidation. Non-controlling interests in the equity of the Company’s subsidiaries are shown separately in the equity section of the consolidated balance sheets.

CASH

The Company maintains cash balances at various financial institutions. Accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At times throughout the year cash balances may exceed the FDIC insurance limits. The Company had an irrevocable letter of credit to insure deposits up to an additional $1.5 million through August 2012, at which time the instrument was no longer deemed necessary. The Company monitors its cash balances to ensure adequacy of collateral for depository balances at financial institutions that exceed FDIC insured amounts. The Company does not believe it is exposed to any significant credit risk on its cash accounts.

RESTRICTED CASH AND ESCROW RESERVES

Restricted cash and escrow reserves for lenders include deposits held in bank accounts under the control by the lender or the power purchaser for which the use of funds, as required by financing agreements, is restricted to meet specific project obligations and debt service requirements. Restricted cash may be distributable to the Company only upon written request of the lender and normally only at certain times of the year (usually coinciding with a debt service payment date) and provided that debt service covenants are in compliance.

SHORT TERM INVESTMENTS

Short-term investments included certificates of deposits maintained at various financial institutions. The certificates held for investment purposes through their maturity dates that occurred at various times during the previous 12 months.  At December 31, 2013 and 2012, the Company’s short-term investments totaled approximately $0 and $321,000, respectively, which includes accrued interest receivable.

RESTRICTED SHORT TERM INVESTMENTS

Restricted short-term investments include certificates of deposits maintained at various financial institutions and totaled approximately $90,000 and $317,000 at December 31, 2013 and 2012, respectively. These restricted investments include accrued interest receivable. The certificates are intended to be held for investment purposes through their maturity dates that occur at various times throughout the next twelve months.  These investments are classified as restricted as they are being held as collateral against a note payable to a bank.

ACCOUNTS RECEIVABLE

Credit terms are extended to customers in the normal course of business.  The Company performs ongoing credit evaluations of its customers’ financial condition and, generally, requires no collateral.

Trade accounts receivable are recorded at their estimated net realizable value. Accounts are considered past due if payment is not made on a timely basis in accordance with the Company’s credit terms. Accounts receivable also includes unbilled amounts for maintenance and development services activities performed in the period for which an invoice to the respective customers are issued subsequent to the reporting date. Accounts considered uncollectible are written off. The Company follows a policy of providing an allowance for doubtful accounts. Based on historical experience, and its evaluation of the current status of receivables, the Company has recorded an allowance of approximately $58,000 and $40,000 at December 31, 2013 and 2012, respectively.

SECTION 1603 GRANTS

Section 1603 of the American Recovery and Reinvestment Act of 2009 allows the Treasury Department to provide a cash grant in lieu of Investment Tax Credits (a “Section 1603 grant”) for renewable energy generation property. The grant is approximately 30% of the allowed tax basis capital expenditures for the wind farm. Section 1603 grants are deferred on the consolidated balance sheets as deferred revenue. Amortization of the deferred revenue is recognized over the estimated useful life of the wind turbines and recorded as a reduction to depreciation expense.

INVENTORY

Inventory consists primarily of parts and materials relating to the production of small scale wind turbines and large scale turbines purchased for, but not yet allocated to, various construction projects, are stated at the lower of cost (determined by the first-in, first-out method) or market value.

PROJECT DEVELOPMENT COSTS

Project development costs represent amounts paid by the Company for projects that Juhl Energy is either: (1) the wind farm developer and project owner, (2) a partial project owner, or (3) is the primary beneficiary of the project. Project development costs are carried as a long-term asset until such time that the Company receives a reimbursement as a part of the permanent debt or equity financing of a commissioned wind farm project, or alternatively, the Company may convert these costs into an investment in the project.

PROPERTY AND EQUIPMENT

Property and equipment are stated at cost. Major renewals and improvements are capitalized, while replacements, maintenance and repairs which do not improve or extend the life of the respective assets are expensed currently. Property and equipment are being depreciated over their estimated useful lives using the straight-line method. Major categories of property and equipment and their depreciable lives are as follows:

Building and Improvements (Years)	7	-	39
Vehicles (Years)		5
Machinery and Shop Equipment (Years)	5	-	7
Wind Turbines and Substation (Years)	13	-	25

LONG-LIVED ASSETS

Long-lived assets, such as property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by an asset to the carrying value of the asset. If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including, but not limited to, discounted cash flow models, quoted market values and third-party independent appraisals. The Company did not record any impairment charges on long-lived assets during the years ended December 31, 2013 or 2012.

ESCROW CASH RESERVES FOR CONTRACTUAL COMMITMENTS

Cash amounts that have been deposited into reserve funds in connection with note or line of credit arrangements are considered to be non-current assets.

GOODWILL AND OTHER INTANGIBLE ASSETS

The Company accounts for goodwill and intangible assets in accordance with the accounting guidance which requires that goodwill and other intangibles with indefinite lives be tested for impairment annually or on an interim basis if events or circumstances indicate that the fair value of an asset has decreased below its carrying value.

Goodwill includes the excess of the purchase price over the fair value of net assets acquired in a business combination. The Codification requires that goodwill be tested for impairment at the reporting unit level. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value. Significant judgment is required to estimate the fair value of reporting units which includes estimating future cash flows, determining appropriate discount rates and other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value and/or goodwill impairment.

The Company reviews reporting units for possible goodwill impairment by comparing the fair values of each of the reporting units to the carrying value of their respective net assets. If the fair values exceed the carrying values of the net assets, no goodwill impairment is deemed to exist. If the fair values of the reporting units do not exceed the carrying values of the net assets, goodwill is tested for impairment and written down to its implied value if it is determined to be impaired. No impairment was recorded for the year ended December 31, 2013 or 2012.

STOCK OPTION PLANS

Upon issuance of employee stock options on June 24, 2008 (plan inception date), the Company adopted authoritative guidance relating to “Share-Based Payments.” This guidance requires that all stock-based compensation be recognized as an expense in the consolidated financial statements and that such cost be measured at the fair value of the award at the performance commitment or completion date. The Company recognizes compensation expense to employees based on the estimated grant date fair value using the Black-Scholes option-pricing model.

The Company accounts for stock-based instruments granted to nonemployees under the fair value method. Stock-based instruments usually are recorded at their underlying fair value.  In certain instances, the fair value of the goods or services is used to determine the value of the equity instrument as it is a better measure of fair value.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company's accounting for fair value measurements of assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring or nonrecurring basis adhere to the Financial Accounting Standards Board (FASB) fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The Company has adopted guidance for fair value measurement related to nonfinancial items that are recognized and disclosed at fair value in the consolidated financial statements on a nonrecurring basis. The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

Except for those assets and liabilities which are required by authoritative accounting guidance to be recorded at fair value in our consolidated balance sheets, the Company has elected not to record any other assets or liabilities at fair value. No events occurred during the years ended December 31, 2013 and 2012 that required adjustment to the recognized balances of assets or liabilities, which are recorded at fair value on a nonrecurring basis.

The carrying value of cash, accounts receivable, and accounts payable, and other working capital items approximate fair value due to the short maturity nature of these instruments. The carrying value of restricted cash and short-term investments approximate their fair value based on quoted market prices. The Company believes the carrying value of the interest rate swap approximates fair value based on widely accepted valuation techniques including discounted cash flow analysis which includes observable market-based inputs. The Company believes the carrying amount of the long-term debt approximates the fair value due to a significant portion of total indebtedness contains variable interest rates and these rates are market interest rates for these borrowings.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company has an interest rate swap agreement that effectively converts 75% of the borrowings on its long-term debt from a variable interest rate to a fixed interest rate. The fair value of the interest rate swap liability is recorded in the consolidated balance sheets, and changes in fair value of the interest rate swap agreement are recognized as other income (expense) in the consolidated statements of operations. Further information related to the interest rate swap is discussed in Note 13.

REVENUE RECOGNITION

Turbine Sales and Services

Turbine sales occur from small scale wind turbines that are internally re-manufactured and sold by the Company. Revenue from the sale of small scale wind turbines are recognized upon shipment to the customer as transfer of ownership, and risk of loss have been transferred to the customer. Deposits received from customers are included as deferred revenue until shipment occurs.

Turbine services include time-and-material arrangements related to existing installations of wind turbine equipment. Revenue is recognized upon completion of the maintenance services.

Licensing Revenue

Revenues earned from licensing agreements are amortized using the straight-line method over the term of the agreement.

Engineering consulting services

Revenues are primarily generated from professional services provided to clients and are based on either hours of service performed or on a fixed-fee basis. Revenues are accrued through the reporting date for services performed. Services are billable to customers based on terms of the underlying contract and amounts that are not yet billable at the reporting date are included in work-in-progress in the accompanying consolidated financial statements.

Provisions for estimated losses on work-in-process are made in the period in which such losses are determined. Changes in project performance, project conditions, and estimated profitability may result in revisions to costs and revenues and are recognized in the period in which the revisions are determined.

Our contracts come up for renewal periodically and at the time of renewal may be subject to renegotiation, which could impact the profitability on that contract. In addition, during the term of a contract, public agencies may request additional or revised services which may impact the economics of the transaction. Most of our contracts permit our clients, with prior notice, to terminate the contracts at any time without cause.

Wind Farm Development Services

The Company normally earns a development service fee from each of the wind farm projects that it develops in cooperation with wind farm investors. These development services arrangements are evaluated under authoritative guidance relating to “Revenue Arrangements with Multiple Deliverables,” which addresses certain aspects of accounting by a vendor for arrangements under which the vendor will perform multiple revenue generating activities.

The development services fee revenue is recognized as follows:

●

Proceeds received upon the signing of a Development Services Agreement are amortized over the expected period of the development process, which is generally three years. The amortization period is re-assessed by management as new timelines are established for the project in-service date, and the amortization period is adjusted.

●

The remaining proceeds are allocated to the following deliverables based on vendor specific objective evidence (“VSOE”) (the actual selling prices of similar deliverables sold on a standalone basis) or, in the absence of VSOE, the Company best estimate of the selling price, of each item: 1) achievement of a signed Power Purchase Agreement (“PPA”) with an electrical utility, and 2) final commissioning of the wind farm turbines. Management has determined that these deliverables have stand-alone value, and the Company has established fair value of the undelivered services that are considered probable and in the control of the Company. Factors considered by the Company in determining estimated selling prices for applicable elements generally include overall economic conditions, customer demand, costs incurred by the Company to provide the deliverable, as well as the Company’s historical pricing practices. Under these arrangements, revenue associated with each delivered element is recognized in an amount equal to the lesser of the consideration initially allocated to the delivered element or the amount for which payment is not deemed contingent upon future delivery of other elements in the arrangement.

Wind Farm Management and Maintenance Services

Revenues earned from administrative, management and maintenance services agreements are recognized as the services are provided. The administrative and management services agreements generally call for quarterly payments in advance or arrears of services rendered based on the terms of the agreement. The administrative and management services payments received in advance are carried as deferred revenue and recognized monthly as services are performed. Wind farm maintenance services are generally billed on a quarterly basis based on the terms of underlying agreement. Revenues from wind farm maintenance services work are recognized when services are performed.

Tower Services

The Company performs cellular communication tower maintenance and repair services in the continental U.S. Services are generally performed under master or other services agreements and are billed on a contractually agreed price per unit on a work order basis. Revenue from these services are recorded using the completed contract method of accounting in accordance with Accounting Standards Codification, or ASC, 605, Revenue Recognition because the duration of service orders is short in nature (typically two weeks or less). Under the completed contract method, revenues and costs related to the projects are recognized only upon completion of the services at a project site. Accordingly, during the period of performance, costs are accumulated on the balance sheet under work in progress, but no revenue or income is recorded before completion of the work.  Direct costs typically include direct materials, labor and subcontractor costs, and indirect costs related to contract performance, such as indirect labor, supplies, tools and repairs. Provisions for estimated losses on uncompleted contracts are recognized when it has been determined that a loss is probable.

Billed accounts receivable represent amounts billed to clients that have yet to be collected. Unbilled accounts receivable represent revenue recognized but not yet billed pursuant to contract terms or accounts billed after the reporting period. All unbilled receivables as of December 31, 2013 are expected to be billed and collected within twelve months.

Service work may occasionally be performed on a time and materials basis, and such arrangements are billed at either contractual or current standard rates. Revenues from service work are recognized when services are performed.

Wind Farm Construction Services

The Company recognizes revenue on construction contracts on the percentage of completion method with costs and estimated profits included in contract revenue as work is performed. Construction contracts generally provide that customers accept completion of progress to date and compensate the Company for services rendered measured in terms of units installed, hours expended or some other measure of progress. Percentage of completion for construction contracts is measured principally by the percentage of costs incurred as part of the balance of plant contract (which excludes the wind turbines) and accrued to date for each contract to the estimated total cost for each contract at completion. The Company generally considers contracts to be substantially complete upon departure from the work site and acceptance by the customer. Contract costs include all direct material (excluding wind turbines), labor and insurance costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs and depreciation costs. Changes in job performance, job conditions, estimated contract costs and profitability and final contract settlements may result in revisions to costs and income, with the effects of these revisions are recognized in the period in which the revisions are determined. Provisions for total estimated losses on uncompleted contracts are made in the period in which such losses are determined. The balances billed but not paid by customers pursuant to retainage provisions in construction contracts will be due upon completion of the contracts and acceptance by the customer. Based on the Company’s experience with similar contracts in recent years, the retention balance at each balance sheet date will be collected within the subsequent fiscal year.

The asset “Costs and estimated profits in excess of billings” represents revenues recognized in excess of amounts billed which management estimates will be billed and collected within the next twelve months. The liability “Billings in excess of costs and estimated earnings on uncompleted contracts” represents billings in excess of revenues recognized. Costs and estimated earnings in excess of billings on uncompleted contracts are amounts considered recoverable from customers based on different measures of performance, including achievement of specific milestones, or at the completion of the contract.

Electricity sales

Electricity sales by wind energy facilities to its utility purchaser are recognized as electrical energy is produced. In accordance with generally accepted accounting principles, revenue levelization is required whenever there is a variable pricing arrangement such as the power purchase agreement (PPA) with Woodstock Hills and Valley View. This requires that the revenue be levelized over the term of the agreement. The revenue recognized is determined by the megawatt hours made available during the period multiplied by the average revenue per megawatt hour over the life of the PPA.

The Woodstock Hills wind farm is credited with producing Renewable Energy Credits (REC’s). These have a market value, and are occasionally sold on the open market. The proceeds are recorded as revenue at the time of the sale.

EARNINGS (LOSS) PER SHARE

Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares outstanding during the period. Diluted net income per share is computed by dividing net income (loss) by the weighted average number of shares and share equivalents outstanding during the period. For the years ended December 31, 2013 and 2012, the Company had no share equivalents outstanding relating to outstanding stock options and warrants because their respective exercise prices were greater than the average closing market price of the Company’s common stock. In addition, due to losses reported, share equivalents would have an antidilutive effect, which also excludes them from the presentation of diluted net income per share.

INCOME TAXES

Deferred income taxes are provided for timing differences between financial statements and income tax reporting, primarily from the use of accelerated depreciation methods for income tax purposes, stock-based compensation, prepaid expenses, accrued liabilities, deferred revenue and net operating losses that are available to offset future taxable income.  The measurement of deferred tax assets and liabilities is based on provisions of the benefits and liabilities when realization of the tax position is uncertain. The first step is to determine whether the tax positions meet the more-likely-than-not condition for recognition and the second step is to determine the amount to be recognized based on the cumulative probability that exceeds 50%.

The Company recognizes in its consolidated financial statements only those tax positions that are "more-likely-than-not" of being sustained upon examination by taxing authorities, based on the technical merits of the position. The Company performed a comprehensive review of its material tax positions in accordance with recognition and measurement standards.  Based on this review, the Company has concluded that there are no significant uncertain tax positions that would require recognition or disclosure within the consolidated financial statements.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by tax authorities for years before 2010.  The Company's policy is to recognize interest and penalties related to uncertain tax benefits in income tax expense. The Company has no significant accrued interest or penalties related to uncertain tax positions as of December 31, 2013 or 2012 and such uncertain tax positions as of each date are insignificant.